Income Taxes - Components of Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Current taxes	$ 66,785	$ 166,466	$ 106,561
Prior years' taxes (benefits)	2,540	(20)	(124)
Deferred income taxes (benefits)	25,988	(70,387)	(23,708)
Tax expense	95,313	96,059	82,729
Tax expense alternative
Domestic	34,254	25,881	16,852
Foreign	61,059	70,178	65,877
Tax expense	$ 95,313	$ 96,059	$ 82,729